Share Based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2019 USD ($) shares $ / shares	Mar. 30, 2019 shares	Dec. 31, 2016 yr	Mar. 31, 2010 shares	Mar. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Equity-settled share based payment (refer note 34) | $	$ 35,589,000	$ 41,487,000	$ 39,745,000
Share based payment expense | $	$ 35,589,000	$ 41,487,000	$ 39,745,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	4 years 2 months 12 days	4 years 7 months 6 days	4 years 10 months 24 days
Number of shares granted	1,478,191	1,334,759	1,325,531
Vesting conditions	Refer notes	Refer notes	Refer notes
RSU exercised during the year	1,465,072	312,764	716,847
Weighted average exercise price | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005				$ 0.0005
Share based payment expense for options recognized under personnel expenses | $	$ 28,141,000	$ 36,388,000	$ 39,714,000
Legal and professional expenses | $		$ 144,000	$ 288,000
Later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%	10.00%	10.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%	30.00%	30.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%	40.00%	40.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year	583	772
Bottom of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	4 years	4 years	4 years
Grant date fair value of RSUs | $	$ 13.34	$ 22.43	$ 24.33
Top of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	8 years	8 years	8 years
Grant date fair value of RSUs | $	$ 30.92	$ 27.60	$ 36.15
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0		0		2,703,810
Exercise price per share of options outstanding | $ / shares	$ 1.98	$ 1.98	$ 1.98				1.28
Weighted average contractual life in years	3 months	1 year 3 months	2 years 3 months
Vesting Option One [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	205,872	846,044	1,199,663
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	484,152	305,131
Tranche | Later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Tranche | 1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Tranche | Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Tranche | Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Vesting Option Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	251,750
Vesting Option Two [Member] | 1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Vesting Option Two [Member] | Later than six months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 6 months from the grant date	expiry of 6 months from the grant date	expiry of 6 months from the grant date
Vesting Option Two [Member] | Later than six months and not later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Two [Member] | Later than one year and not later than eighteen months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 18 months from the grant date	expiry of 18 months from the grant date	expiry of 18 months from the grant date
Vesting Option Two [Member] | Vesting Period of Two Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 2 years	vesting over 2 years	vesting over 2 years
Vesting Option Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	209,611
Vesting Option Three [Member] | Later than three months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 3 months from the grant date	expiry of 3 months from the grant date	expiry of 3 months from the grant date
Vesting Option Three [Member] | Later than three months and not later than six months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 6 months from the grant date	expiry of 6 months from the grant date	expiry of 6 months from the grant date
Vesting Option Three [Member] | Later than six months and not later than nine months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 9 months from the grant date	expiry of 9 months from the grant date	expiry of 9 months from the grant date
Vesting Option Three [Member] | Later than nine months and not later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Three [Member] | Vesting Period of One Year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 1 year	vesting over 1 year	vesting over 1 year
Tranche Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted			125,868
Percentage of maximum shares employees are eligible to receive	120.00%
Tranche Two [Member] | Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	50.00%	50.00%	50.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Tranche Two [Member] | Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	50.00%	50.00%	50.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Tranche Two [Member] | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Tranche Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted		180,714
Vesting conditions	100% vesting on September 30, 2022	100% vesting on September 30, 2022	100% vesting on September 30, 2022
Percentage of maximum shares employees are eligible to receive	150.00%
Vesting percentage	100.00%	100.00%	100.00%
Tranche Four [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	325,444	2,098
Vesting conditions	100% vesting on September 30, 2023	100% vesting on September 30, 2023	100% vesting on September 30, 2023
Vesting percentage	100.00%	100.00%	100.00%
Tranche Five [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	779
Vesting conditions	100% vesting on September 30, 2024	100% vesting on September 30, 2024	100% vesting on September 30, 2024
Vesting percentage	100.00%	100.00%	100.00%
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	4 years 6 months	5 years 6 months
Number of shares granted		21,588
Vesting conditions		vesting over 3 years
RSUs expiry		one third on the expiry of 12 months from the grant date, one thirds on the expiry of 24 months from the grant date, one third on the expiry of 36 months from the grant date.
Weighted average exercise price | $ / shares	$ 2,229	$ 2,229
Description of employee stock options	Each ESOP represents the right to receive one hundred common equity shares of the Group.
Maximum time period to exercise options from vesting date		48 months
Vesting conditions		the date of vesting or within a period of six months from the date of termination of employment, whichever is earlier.
Equity-settled share based payment (refer note 34) | $	$ 7,448,000	$ 5,099,000
Share based payment expense | $	$ 7,448,000	$ 5,099,000
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0
Exercise price per share of options outstanding | $ / shares			$ 0.0154				$ 0.0154
Weighted average contractual life in years			8 years 8 months 12 days
Weighted average exercise price | $ / shares			$ 0.0154
Equity-settled share based payment (refer note 34) | $			$ 31,000
Share based payment expense | $			$ 31,000
Bona Vita Employees Stock Option Plan 2016 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	ESOPs have graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan was 10 years from the vesting date.
Vesting period | yr					4
Expected term | yr					10